Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0002017577
Registrant Name	Privacore PCAAM Alternative Growth Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES